Litigation - Provisions - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Legal provisions	€ 572	€ 779	€ 537	€ 528
FRANCE
Disclosure of other provisions [line items]
Legal provisions	505	555	302
SPAIN
Disclosure of other provisions [line items]
Legal provisions	21	26	34
Europe, excluding France and Spain [member]
Disclosure of other provisions [line items]
Legal provisions	34	185	183
Other countries excluding France, Spain and Europe [member]
Disclosure of other provisions [line items]
Legal provisions	€ 12	€ 13	€ 18